Warrants reserve (Details Narrative) - $ / shares	Nov. 30, 2022	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 0.72	$ 0.72
Warrants [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 0.72